Schedule of finance cost (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Finance Cost
Bank charges		₨ 25,120	₨ 78,091	₨ 5,546
Foreign exchange loss (net)		20,790
Interest on borrowings recognised at amortised cost		207,089	129,888	6,946
Interest on lease liabilities		32,267	35,992	43,871
Unwinding of other financial liabilities			51,878	44,090
Others		1,733	30,550
Total	$ 3,444	₨ 286,998	₨ 326,399	₨ 100,453